Leases - Cash Flow From Lease Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$ 43	$ 16	$ 9
Financing cash outflows from finance leases	189	75	55
Operating cash outflows from operating leases	961	961	1,020
ROU assets obtained in exchange for new finance lease liabilities	698	355	196
ROU assets obtained in exchange for new operating lease liabilities	$ 988	$ 1,220	$ 705